UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811- 23906

Connetic Venture Capital Access Fund

910 Madison Avenue

Covington, KY 41011

(Address of Principal Executive Offices)

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: (844) 434-6493

Date of fiscal year end: 3/31

Date of reporting period: 9/30/2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semi-Annual Report 2025

As of September 30, 2025

Connetic Venture Capital Access Fund

Class I Shares: VCAFX

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Connetic Venture Capital Access Fund (the “Fund”). The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund’s distributor is a bank.

The Connetic Venture Capital Access Fund is distributed by Foreside Financial Services, LLC., Member FINRA/SIPC, 190 Middle Street, 2nd Floor, Portland, ME 04101. There is no affiliation between the Fund, including its principals, and Foreside Financial Services, LLC.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Connetic Venture Capital Access Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at conneticventures.com or by calling Shareholder Services at 844-434-6493. The prospectus should be read carefully before investing.

For More Information on the Connetic Venture Capital Access Fund:

See Our Website @ conneticventures.com
or
Call Our Shareholder Services Group at 844-434-6493.

Table of Contents

Management Discussion of Fund Performance	1
Performance	6
Portfolio Composition	7
Schedule of Investments	8
Statement of Assets and Liabilities	15
Statement of Operations	16
Statement of Changes in Net Assets	17
Statement of Cash Flows	18
Financial Highlights	19
Notes to the Financial Statements	20
Additional Information	30

Connetic Venture Capital Access Fund (VCAFX)

Management Discussion of Fund Performance

Fiscal Period: April 1, 2025 - September 30, 2025

Venture Capital Market Overview

During the six-month period ended September 30, 2025, the venture capital ecosystem showed early signs of recovery following the liquidity constraints and valuation reset that characterized much of 2024. Global equities advanced on resilient U.S. growth, moderating inflation, and early indications of monetary policy normalization. Beneath the surface, however, private markets remained selective—favoring disciplined, capital-efficient companies with tangible paths to value creation.

According to PitchBook-NVCA, approximately $80.9 billion was deployed across 4,200 U.S venture deals in the three months ended September 30, 2025, the strongest pace since 2022, while exit activity reached $74.5 billion, signaling renewed investor appetite. Artificial intelligence continued to dominate the landscape, representing 64% of total venture value but only 37% of deal flow, suggesting opportunities for investors targeting pragmatic applications of AI beyond headline sectors (1). Against this backdrop, the Connetic Venture Capital Access Fund (the “Fund”) maintained focus on early-stage companies leveraging technology to enhance productivity, infrastructure, and operational efficiency—an approach designed to balance innovation exposure with downside resilience.

Fund Performance

For the six months ended September 30, 2025, the Fund achieved a net return of 3.3%. The Fund has attained four consecutive quarters of positive performance since inception. As of period end, the Fund’s net asset value (“NAV”) was $10.43, compared with $10.26 at June 30, 2025, and $10.10 at March 31, 2025. The Fund’s performance benefited from continued valuation gains across maturing vintages and limited markdowns among earlier-stage positions.

By comparison, the S&P 500® Index returned approximately 19.2% over the same period, reflecting a surge in large-cap concentration, where the top ten constituents comprised nearly 35% of total index market capitalization. This environment underscored the importance of differentiated, long-duration exposure to private growth companies—areas where the Fund continues to deploy capital with measured discipline.

Valuation adjustments across the portfolio reflected the natural “J-curve” progression typical of diversified venture strategies. Investments made between 2019 and 2021 — referred to as the Fund’s 2019–2021 vintages — are now entering their value-creation phase, producing notable appreciation as several companies achieved growth milestones or advanced toward follow-on rounds. The 2022–2024 vintages continued to mature, showing operational traction amid modest near-term revaluations. As the portfolio matures, management expects compounding effects from both legacy and emerging positions to further stabilize returns over time. Valuation dispersion within the Fund illustrates a defining principle of venture investing: a small subset of outperformers often drives the majority of total value creation.

During the period, valuation changes in the Fund’s holdings resulted in a combined net positive valuation change of $2.5 million and a total portfolio value of $44.7 million as of September 30, 2025.

Portfolio Composition

The Fund continues to allocate primarily to pre-seed and seed-stage investments, which represented approximately 86% of assets at period end. The Fund’s top 10 holdings comprised about 48% of invested capital, consistent with the prior period. Portfolio construction remains diversified across sectors and geographies, with concentration in business productivity technologies, digital health technologies, and consumer discretionary.

Key Performance Indicators Monitored by Management

Management monitors several key performance indicators (“KPIs”) to evaluate the Fund’s portfolio structure, risk profile, and alignment with its investment strategy. Although related information appears elsewhere in this report, the following descriptions explain what each KPI measures, how it is calculated, and why it is useful.

Connetic Venture Capital Access Fund (VCAFX)
Management Discussion of Fund Performance (Continued)

Fiscal Period: April 1, 2025 - September 30, 2025

Vintage diversification helps management assess how the portfolio is distributed across investment years and where each cohort sits within the typical venture “J-curve.” Management calculates vintage exposure by grouping investments according to the year of initial investment and reviewing each group’s share of total portfolio fair value. This provides insight into which vintages are contributing to value creation and which remain in earlier development phases.

Stage exposure reflects how capital is allocated across pre-seed, seed, and early Series rounds. Management determines stage exposure by categorizing each portfolio company by its most recent financing stage and assessing the proportion of total portfolio fair value represented by each stage. This helps ensure alignment with the Fund’s early-stage mandate while maintaining diversification across company development levels.

Top-holding concentration indicates how much of the Fund’s value is driven by its largest positions. Management evaluates this KPI by identifying the largest holdings—typically the top ten—and reviewing the percentage of total portfolio fair value they represent. This highlights whether performance may be influenced disproportionately by a limited number of companies.

Number of portfolio holdings measures the breadth of diversification and is calculated by counting all positions with a non-zero fair value. A broader set of holdings helps reduce idiosyncratic risk and supports portfolio stability.

Net capital flows help management plan liquidity and capital deployment. They are calculated by comparing total subscriptions to total repurchases during the period, providing insight into investor demand and cash needs.

Together, these KPIs provide a comprehensive view of the Fund’s evolving portfolio profile. Management reviews them using consistent methodologies each period.

Flows and Distributions

The Fund maintained positive net inflows during the six-month period, recording approximately $5.7 million of new capital and $0.8 million in share repurchases. This continued growth reflects rising advisor adoption and investor confidence in regulated, interval-fund structures that provide access to private-market opportunities without the liquidity constraints of traditional venture vehicles.

The Fund may make periodic distributions to shareholders; however, consistent with its early-stage venture strategy, the Fund does not currently target recurring income distributions. Early-stage private companies typically do not generate distributable cash flow, and liquidity events occur unpredictably across vintages. No distributions were paid during the fiscal period, which is consistent with expectations for a diversified early-stage venture portfolio.

Management anticipates that future distributions, if any, will generally result from realized gains tied to portfolio company liquidity events (e.g., M&A, secondary transactions, or IPOs). Such distributions would reduce the Fund’s NAV by the amount distributed on the ex-distribution date. Given the long-duration, appreciation-driven nature of early-stage venture investing, the Fund expects capital appreciation to remain the primary driver of returns for the foreseeable future.

Market Engagement

As of September 30, 2025, the Fund was available for trading and custody on multiple custodial platforms, including Fidelity/NFS, Axos Advisor Services, SEI Trust Company, Matrix Trust Company, and Inspira Financial. Expanded platform presence remains central to the Fund’s distribution strategy, supporting broader reach among registered investment advisers (“RIAs”) and wealth management channels nationwide.

Outlook

Looking ahead, management remains optimistic that the venture capital market is transitioning toward a more balanced equilibrium. Investor selectivity, capital discipline, and moderate valuation resets are fostering conditions conducive to durable long-term performance. The Fund expects continued divergence between high-growth AI narratives and practical technology applications that deliver measurable efficiency and infrastructure improvement.

Connetic Venture Capital Access Fund (VCAFX)
Management Discussion of Fund Performance (Continued)

Fiscal Period: April 1, 2025 - September 30, 2025

With a diversified portfolio spanning 150+ holdings across multiple vintages, the Fund is positioned to capture compounding opportunities as private markets stabilize. The Fund’s disciplined, data-driven approach—leveraging proprietary behavioral sourcing through Wendal®—continues to guide investment selection and portfolio management.

In our view, periods of market recalibration often present the most attractive entry points for long-term investors. By maintaining consistent exposure to innovation at its earliest stages, the Fund seeks to provide investors with differentiated access to venture capital’s asymmetric growth potential while promoting stability through diversification and rigorous valuation discipline.

New Portfolio Additions

Below is a summary of the equity investments in portfolio companies in which the Fund invested during the six-month period ended September 30, 2025. This includes seven new portfolio companies and ten follow-on investments in current portfolio companies. Each new investment underwent Connetic’s standard due-diligence process, which includes behavioral scoring through Wendal®, assessment of capital efficiency, market traction, and founder–market fit. These additions align with the Fund’s strategy of concentrating on early-stage, technology-enabled companies that demonstrate disciplined execution and strong potential for long-term value creation. Consistent with typical venture capital dynamics, new positions are expected to contribute modestly in the near term as they build product, refine go-to-market strategies, and raise subsequent financing rounds. Their most meaningful impact is anticipated to occur over longer horizons as these companies progress through growth milestones and external validation points. Collectively, these additions enhance the Fund’s diversification across sectors, vintages, and emerging innovation themes. Information about each company has been provided by the company or another third-party source that the Fund believes to be reliable, but is not guaranteed by the Fund as to its accuracy or completeness. The Fund holdings discussed in this report may not have been held by the Fund for the entire period, and both current and future Fund investments are subject to risk. The Fund’s portfolio composition is subject to review in accordance with the Fund’s investment strategy and should be expected to change over time. Please see the Schedule of Investments in this report for a complete list of the Fund’s investments and their values as of September 30, 2025.

Kartel AI, Inc.

●	Kartel.AI is a tech-enabled creative marketplace connecting top AI artists and creators with brands, musicians, and filmmakers to produce cutting-edge content.

Venture360, Inc.

●

Venture360, Inc. provides technology and services to support the venture capital industry by managing the entire investment lifecycle from fund formation to portfolio monitoring. Its services include fund administration, special purpose vehicle (SPV) management, investor relations, and deal flow management.

Langar Holdings, Inc.

●

Langar Holdings is an investment management firm that specializes in HealthTech and providing access to high-growth HealthTech companies. The company uses a data-driven process to perform due diligence on HealthTech companies, which includes assessing their fundamentals, team, and potential for growth.

Parrot Finance, Inc.

●

Parrot Finance, Inc. is a social investing platform that allows users to follow and copy the trades of verified creators and professional funds. It aims to democratize investing by providing access to strategies typically reserved for the elite and offers features like trade-mimicking and real-time trade alerts.

Passage, Inc.

●

Passage is a free, all-in-one event ticketing and payment platform that supports online, in-person, and virtual events, offering customizable tools for ticket sales, merchandise, and concessions across various industries like festivals, haunted attractions, and schools.

Stacks, Inc.

●

Stacks, Inc. operates as Stacklist, a social bookmarking and curation platform that enables users to save, organize, and share their favorite web content—such as articles, places, and products—into personalized collections called “stacks,” accessible across devices with AI-assisted search and collaboration features.

Connetic Venture Capital Access Fund (VCAFX)
Management Discussion of Fund Performance (Continued)

Fiscal Period: April 1, 2025 - September 30, 2025

Visible.VC, Inc.

●

Visible VC provides software and tools to help startup founders and their investors strengthen their relationships through better communication and reporting. Their platform offers a suite of products including fundraising tools, stakeholder and investor communication features, and customizable data dashboards to visualize key metrics.

Ranked Media, Inc.

●

Ranked Media, Inc. provides a creator-marketplace and campaign-platform that enables brands to tap into culturally-aligned micro-influencers (especially in under-represented communities), leveraging data and vetting frameworks to drive higher engagement and authenticity.

PureCode Software, Inc.

●

PureCode AI develops an AI-powered coding assistant that helps developers, particularly those working with legacy systems, to understand, modernize, and generate code. It offers tools that can convert design images into code, provide insights into existing codebases, and automate tasks like migrating to newer platforms.

Letterhead, Inc.

●

Letterhead is a software company that provides an “email newsletter operating system” to help businesses and media companies manage, create, and monetize their email newsletters. The platform streamlines workflows, automates production, and offers tools for audience management, ad sales, and revenue generation.

Stagetime, Inc.

●

Stagetime is an online professional networking platform for the performing arts industry that allows artists and arts professionals to showcase their skills, connect with colleagues, and find job opportunities. It provides tools for creating professional online profiles with headshots, media, and resumes, and helps companies find talent and post job listings.

Social Mama, Inc.

●

Social Mama is a consumer AI company offering a digital assistant “built for women, by women” that blends conversational intelligence and personalization. The company developed a social networking platform designed to connect mothers with other like-minded moms in their local area to combat social isolation and build a supportive community.

Smart Family Tech, Inc. dba SupportPay

●

Smart Family Tech, Inc. develops technology platforms, most notably SupportPay, which helps families manage shared finances and expenses. It provides tools for tracking payments, coordinating schedules, and communicating, with a focus on simplifying financial collaboration between co-parents, caregivers, and other family members.

Operate IQ Inc. dba Qwyn AI

●

Qwyn AI is an AI-powered platform that helps life sciences companies, particularly in the pharmaceutical industry, to automate and improve their quality management processes, such as investigating manufacturing deviations, automating root cause analysis, and managing compliance.

Spruce Software Inc. dba 409.ai

●	409.ai provides a technology-based service that streamlines and automates the process of getting a 409A for companies, using AI to deliver faster, more affordable results than traditional methods.

Swapper Corporation dba Kommu

●

Kommu is a trust-based home-sharing and travel network that connects users with their personal networks to share homes. It is not a short-term rental business like Airbnb, but instead allows users to find affordable, trusted places to stay by sharing their homes or rooms with friends and friends-of-friends on their own terms.

Campus Ink, Inc.

●

Campus Ink is a custom apparel platform that enables college students and athletes to design, sell, and profit from officially licensed merchandise, particularly through Name, Image, and Likeness (NIL) opportunities.

The views expressed in this report are exclusively those of the Fund’s investment adviser, Connetic RIA LLC, as of September 30, 2025. Any such views are subject to change at any time based on market or other conditions, and the Fund disclaims any responsibility for updating such views. These views are not intended to be a forecast of future events, a guarantee of future results, or advice. Because investment decisions for the Fund are based on numerous factors, these views may not be relied

Connetic Venture Capital Access Fund (VCAFX)
Management Discussion of Fund Performance (Continued)

Fiscal Period: April 1, 2025 - September 30, 2025

upon as an indication of trading intent on behalf of the Fund. The information contained herein has been prepared from sources believed to be reliable, but is not guaranteed by the Fund as to its accuracy or completeness. Past performance is not indicative of future results. There is no assurance that the Fund’s investment objectives will be achieved.

(1)	“Q3 2025 Pitchbook-NVCA Venture Monitor” Pitchbook-NVCA October 13, 2025. https://pitchbook.com/news/reports/q3-2025-pitchbook-nvca-venture-monitor

Connetic Venture Capital Access Fund

Performance

September 30, 2025 (Unaudited)

Total Return Information as of September 30, 2025
Connetic Venture Capital Access Fund (Inception Date: 10/3/2024)	Cumulative Since Inception
Return	3.27%
Fund Benchmark
S&P 500® Total Return Index*	19.96%

*

The index measures the performance of 500 widely held stocks in US equity market. Standard and Poor’s chooses member companies for the index based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility, and transportation companies.

Change in Value of a Hypothetical $10,000 Investment

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when repurchased, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.conneticventures.com. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. As stated in the Fund’s current prospectus, as supplemented, the net expense ratio for the Fund is 2.84%. Additional information about fees and expense levels can be found in the Fund’s current prospectus. Returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading.

The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.

This graph represents the growth of a hypothetical investment of $10,000. It assumes reinvestment of dividends and capital gains and reflects ongoing fund expenses, but does not reflect sales loads, redemption fees, or the effects of taxes on any capital gains and/or distributions.

Connetic Venture Capital Access Fund

Portfolio Composition (Unaudited)

Fund Diversification

The following table provides a breakdown of the Fund, by industry sector that the underlying securities represent, as a percentage of total investments as of September 30, 2025.

Sector	Percent of Total Investments
Audio Technology	0.00%*
Consumer Discretionary	11.99%
Financial Services	1.26%
Healthcare	0.11%
Hospitality	0.45%
Large-Cap	1.21%
Mid Cap Growth	3.83%
Recreation Services	0.00%*
Robotics	1.97%
Security Sector	0.00%*
Short Term Investments	1.19%
Software Technology	70.65%
Technology	7.33%
Transportation	0.01%
Total	100.00%

*	Rounds down to 0.0%

Fund Security Type Diversification

The following table provides a breakdown of the Fund, by the security type that the underlying securities represent, as a percentage of net assets as of September 30, 2025.

Security Type	Percent of Total Net Assets
Common Stock in Private Companies	2.1%
Common Stock in Public Companies	0.0%*
Convertible Note in Private Companies	18.8%
Derivative in Public Companies	0.0%*
Exchange Traded Funds	12.3%
Other assets in excess of liabilities	0.2%
Preferred Stock in Private Companies	33.5%
Short-Term Investments	1.2%
Simple Agreement for Future Equity in Private Companies	31.9%
Total	100.0%

*	Rounds down to 0.0%

Connetic Venture Capital Access Fund

Schedule of Investments (Unaudited)

September 30, 2025

Shares		Acquisition Date	Cost	Fair Value
	TOTAL PREFERRED STOCK IN PRIVATE COMPANIES — 33.5%
	Audio Technology — 0.0%*
208,014	Resonado, Inc. - Seed Series (a)(b)(c)	10/3/24	$21	$21
772,917	Resonado, Inc. - Series A (a)(b)(c)	10/3/24	77	77
			98	98
	Consumer Discretionary — 1.0%
388,198	Acricycle Global, Inc. (a)(b)	10/3/24	39	39
311,880	Dr Pino Inc dba Snoots (a)(b)(c)	10/3/24	267,145	267,145
26,692	Free Brands, Inc. dba Freedom (a)(b)(c)	10/3/24	75,000	18,750
118,441	LaSalle Tools, Inc. dba Character (a)(b)(c)	10/3/24	150,000	56,250
4,384	Made With Love Wellness, Inc. (Good Mylk) (a)(b)(c)	10/3/24	103,550	103,550
			595,734	445,734
	Financial Services — 0.8%
276,304	Fireroad Holdings Inc. (a)(b)(c)	10/3/24	250,000	250,000
100,000	Langar Holdings Inc. (a)(b)(c)	4/10/25	100,000	100,000
			350,000	350,000
	Recreation Services — 0.0%*
29,396	Angler Labs (a)(b)(c)	10/3/24	1	1

	Robotics — 1.9%
286,533	Ottonomy, Inc. - Seed Series (a)(b)(c)	10/3/24	346,103	346,103
413,942	Ottonomy, Inc. - Series A (a)(b)(c)	10/3/24	500,001	500,001
			846,104	846,104
	Software Technology — 29.8% (g)
37,358	1Fort Inc. - Series Seed (a)(b)(c)	1/13/25	50,000	50,000
309,981	1Fort Inc. - Series Seed 5 (a)(b)(c)	1/14/25	200,000	414,879
30,552	Abre.io, Inc. (a)(b)(c)	10/3/24	289,418	458,280
500,000	Athlyt, Inc. (a)(b)(c)	10/3/24	125,000	93,750
325,610	Base Social Inc. - Preferred 1 (SAFE Conversion) (a)(b)(c)	11/14/24	228,572	918,010
32,254	Base Social Inc. - Series Seed-4 (a)(b)(c)	11/18/24	50,000	90,935
831,202	Claira Technologies, Inc. - Pre-Seed Series (a)(b)(c)	10/3/24	225,256	225,256
645,776	Claira Technologies, Inc. - Seed Series (a)(b)(c)	10/3/24	174,997	174,997
41,262	Cloverleaf.me, Inc. - Pre-Seed Series (a)(b)(c)	10/3/24	169,891	169,657
19,894	Cloverleaf.me, Inc. - Seed Series (a)(b)(c)	10/3/24	82,723	81,798
36,430	Cloverleaf.me, Inc. - Series A (a)(b)(c)	10/3/24	150,000	150,001
14,490	Cloverleaf.me, Inc. - Series A Extension (a)(b)(c)	10/3/24	59,663	59,663
90,961	Colorcast, Inc. - Pre-Seed Series (a)(b)(c)	10/3/24	145,302	316,868
104,675	Colorcast, Inc. - Seed Series (a)(b)(c)	10/3/24	167,208	364,641
294,218	DayZero, Inc. dba Haekka (a)(b)(c)	10/3/24	181,481	45,370
337,809	Eighty-Six, Inc. (a)(b)(c)	1/27/25	198,938	117,190
215,238	Elate, Inc. (a)(b)(c)	10/3/24	163,129	163,129
5,502	EquityZen Growth Technology Fund (a)(b)(c)	10/3/24	57,499	77,884

See accompanying notes to financial statements.

Connetic Venture Capital Access Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

September 30, 2025

Shares		Acquisition Date	Cost	Fair Value
	TOTAL PREFERRED STOCK IN PRIVATE COMPANIES — 33.5% (g) - Continued
	Software Technology — 29.8% - Continued
37,866	EVAMORE, INC. (a)(b)(c)	10/3/24	$356,932	$356,932
152,905	Gestalt Tech Corp. (a)(b)(c)	10/3/24	129,312	129,312
56,023	GoSite - Seed Series (a)(b)(c)	10/3/24	22,018	—
30,830	GoSite - Series A (a)(b)(c)	10/3/24	20,147	—
39,453	HANDLE (a)(b)(c)	10/3/24	49,999	49,999
17,730	Healthy Roster, Inc. (a)(b)(c)	10/3/24	65,953	68,593
1,020,351	Journeyfront, Inc. - Seed Series (a)(b)(c)	10/3/24	202,234	202,234
756,811	Journeyfront, Inc. - Series A (a)(b)(c)	10/3/24	150,000	150,000
428,107	Letterhead, Inc. - Pre-Seed Series (a)(b)(c)	10/3/24	270,820	598,202
348,553	Letterhead, Inc. - Seed Series 1 (a)(b)(c)	10/3/24	220,495	487,040
412,941	Letterhead, Inc. - Seed Series 2 (a)(b)(c)	10/3/24	335,241	577,011
889	Live Cyber Holdings, Inc - Series A dba Cloud Range (a)(b)(c)	12/9/24	18,325	18,325
6,718	Live Cyber Holdings, Inc dba Cloud Range (a)(b)(c)	10/3/24	134,644	138,481
4,807	Live Cyber Holdings, Inc dba Cloud Range (a)(b)(c)	10/3/24	96,343	99,089
135,900	MASV, Inc. (a)(b)(c)	10/3/24	190,752	293,877
551	MRC Impact, LLC (a)(b)(c)	10/3/24	108,958	108,958
54,391	Narratize, Inc. - Series Seed 1 (a)(b)(c)	12/11/24	75,000	75,000
124,494	Narratize, Inc. - Series Seed 2 (a)(b)(c)	12/11/24	135,368	171,665
239,435	OpStart Growth, Inc. (a)(b)(c)	10/3/24	200,000	200,000
104,395	Out of Office, Inc. (a)(b)(c)	10/3/24	200,000	100,000
1,302,669	Passage, Inc. (a)(b)(c)	10/3/24	537,613	863,503
119,362	Passage, Inc. - Series Seed (a)(b)(c)	2/24/25	13,727	79,125
177,352	Quiver Quantitative, Inc. - Pre-Seed Series (a)(b)(c)	10/3/24	307,904	307,904
115,199	Quiver Quantitative, Inc. - Seed Series (a)(b)(c)	10/3/24	199,999	199,999
347,209	Ranked Media, Inc. (a)(b)(c)	6/4/25	250,000	250,000
53,353	ReadySet Surgical, Inc. (a)(b)(c)	10/3/24	148,500	45,884
664,297	Science Retail, Inc. dba Science on Call (a)(b)(c)	10/3/24	200,000	200,000
42,176	Scription - Series 3 Seed (a)(b)(c)	1/13/25	216,460	539,208
7,821	Scription - Series 6 Seed (a)(b)(c)	1/13/25	99,989	99,989
492,902	Signal Cortex, Inc. dba TonDone (a)(b)(c)	10/3/24	234,375	58,594
5,625,889	Smart Family Tech, Inc. - Series Seed (a)(b)(c)	8/5/25	450,000	500,704
204,083	SmartRIA - Seed Plus B Preferred (a)(b)(c)	10/3/24	26,959	26,959
51,903	SmartRIA - Seed Plus C Preferred (a)(b)(c)	10/3/24	10,110	10,110
79,618	SmartRIA - Series AA Investor Preferred (a)(b)(c)	10/3/24	16,850	16,850
28,248	SmartRIA - Series Seed Plus A Preferred (a)(b)(c)	10/3/24	3,370	3,370
413,028	Softdrive Technologies Group Inc. (a)(b)(c)	10/3/24	175,000	175,000
413,565	TCare, Inc. - Seed Series (a)(b)(c)	10/3/24	385,468	100,000
134,405	TCare, Inc. - Series A (a)(b)(c)	10/3/24	125,279	112,000
146,972	TripScout, Inc. - Pre-Seed Series (a)(b)(c)	10/3/24	292,607	176,664
204,673	TripScout, Inc. - Seed Series (a)(b)(c)	10/3/24	407,495	246,021

See accompanying notes to financial statements.

Connetic Venture Capital Access Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

September 30, 2025

Shares		Acquisition Date	Cost	Fair Value
	TOTAL PREFERRED STOCK IN PRIVATE COMPANIES — 33.5% (g) - Continued
	Software Technology — 29.8% - Continued
58,657	UBQ AI, Corp (Harmony) (a)(b)(c)	10/3/24	$200,003	$150,002
68,778	Venture360, Inc - Series A-2 (a)(b)(c)	10/3/24	500,000	500,000
70,299	Venture360/LIQUIFI (a)(b)(c)(d)	10/3/24	159,384	511,060
11,628	Visible, Inc. - Bridge Series (a)(b)(c)	10/3/24	56,706	92,302
2,398	Visible, Inc. - Pre-Seed Series (a)(b)(c)	10/3/24	11,694	19,035
11,269	Visible, Inc. - Seed Series (a)(b)(c)	10/3/24	54,955	89,452
3,779	Visible.VC (a)(b)(c)	5/30/25	29,997	29,997
248,085	Warp World, Inc. (a)(b)(c)	10/3/24	100,000	100,000
			10,916,062	13,300,758

	TOTAL PREFERRED STOCK IN PRIVATE COMPANIES		12,707,999	14,942,695

	SIMPLE AGREEMENT FOR FUTURE EQUITY IN PRIVATE COMPANIES — 31.9%
	Consumer Discretionary — 10.7%
250,000	A&C Snacks LLC dba Brass Roots (a)(b)(c)	10/3/24	10	10
150,000	Acricycle Global, Inc. (a)(b)(c)	10/3/24	1	1
29,578	Campus Ink, Inc. (a)(b)(c)	9/18/25	69,999	69,999
76,199	Campus Ink, Inc. (Pre-seed) (a)(b)(c)	10/3/24	294,090	180,287
79,227	Campus Ink, Inc. (Seed) (a)(b)(c)	10/3/24	244,883	187,451
100,000	Core Supplement, LLC (Pre-seed 1) (a)(b)(c)	10/3/24	100,000	100,000
75,000	Core Supplement, LLC (Pre-seed 2) (a)(b)(c)	10/3/24	75,000	75,000
75,000	Core Supplement, LLC (Pre-seed 3) (a)(b)(c)	10/3/24	75,000	75,000
300,000	Get Bizzy, Inc. (Seed) (a)(b)(c)	10/3/24	3,759,459	3,894,729
100,000	Get Bizzy, Inc. (Series A) (a)(b)(c)	10/3/24	191,964	198,872
			4,810,406	4,781,349
	Financial Services — 0.4%
200,000	Parrott Finance Inc. (a)(b)(c)	4/1/25	200,000	200,000

	Hospitality — 0.4%
200,000	Branded Hospitality Group (a)(b)(c)	10/3/24	200,000	200,000

	Software Technology — 20.4%
250,000	Houski, Inc. (a)(b)(c)	10/3/24	250,000	250,000
150,000	INTRVL LLC (a)(b)(c)	10/3/24	150,000	150,000
250,000	Ebombo, Inc. (a)(b)(c)	10/3/24	250,000	250,000
100,000	FirstIgnite LTD (Pre-seed) (a)(b)(c)	10/3/24	417,857	1,218,000
150,000	FirstIgnite LTD (Seed) (a)(b)(c)	10/3/24	192,857	522,000
100,000	ThinkRisk Inc. (a)(b)(c)	10/3/24	100,000	100,000
150,000	Whipz (a)(b)(c)	10/3/24	150,000	150,000
250,000	Worklyfe, Inc. (a)(b)(c)	10/3/24	187,500	187,500

See accompanying notes to financial statements.

Connetic Venture Capital Access Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

September 30, 2025

Shares		Acquisition Date	Cost	Fair Value
	SIMPLE AGREEMENT FOR FUTURE EQUITY IN PRIVATE COMPANIES — 31.9% - Continued
	Software Technology — 20.4% - Continued
100,000	4Degrees AV Inc (Seed 1) (a)(b)(c)	10/3/24	$100,000	$100,000
200,000	Banrion Capital Management (a)(b)(c)	10/3/24	100,000	100,000
50,000	Frenter.com, Inc. (Pre-seed) (a)(b)(c)	10/3/24	5	5
200,000	Frenter.com, Inc. (Seed) (a)(b)(c)	10/3/24	5	5
125,000	Gooder AI, Inc. (a)(b)(c)	10/3/24	125,000	125,000
642,682	Spruce Software Inc. (a)(b)(c)	12/30/24	684,582	642,682
200,000	Abra, Inc. (a)(b)(c)	1/30/25	200,000	200,000
500,000	Kartel.AI (a)(b)(c)	4/1/25	500,000	500,000
250,000	Ownors Technologies Inc. (a)(b)(c)	10/3/24	250,000	250,000
100,000	Petal (a)(b)(c)	10/3/24	18,765	100
250,000	Chezuba Corp. (a)(b)(c)	10/3/24	250,000	187,500
100,000	Card.io, Inc. (a)(b)(c)	11/13/24	100,000	100,000
200,000	Drypowder, Inc. (a)(b)(c)	2/10/25	200,000	200,000
300,000	PARKPAYUSA, INC (a)(b)(c)	12/24/24	300,000	300,000
250,000	Passage, Inc. (a)(b)(c)	4/29/25	250,000	250,000
150,000	Stacks, Inc (a)(b)(c)	3/21/25	150,000	150,000
250,000	SocialMama, Inc. (dba Ema) (a)(b)(c)	7/30/25	250,000	250,000
100,000	OperateIQ Inc (a)(b)(c)	8/7/25	100,000	100,000
500,000	PureCode Software, Inc. (a)(b)(c)	6/4/25	500,000	500,000
100,000	Savetic, Inc. (a)(b)(c)	1/31/25	100,000	100,000
200,000	Medicaidsoft, Inc. (a)(b)(c)	2/19/25	200,000	200,000
200,000	Cognata dba Qooper (a)(b)(c)	10/3/24	200,000	200,000
100,000	Creators and Makers, Inc. (Seed 1) (a)(b)(c)	10/3/24	100,000	100,000
100,000	Creators and Makers, Inc. (Seed 2) (a)(b)(c)	10/3/24	100,000	100,000
450,000	Kommu (a)(b)(c)	10/3/24	450,000	450,000
250,000	Omnee Technologies Corp. (a)(b)(c)	10/3/24	250,000	250,000
150,000	Stagetime, Inc. (a)(b)(c)	10/3/24	150,000	150,000
200,000	The Nonsense Company, Inc. (Pre-seed 2) (a)(b)(c)	3/31/25	200,000	200,000
100,000	4Degrees AV Inc (Seed 2) (a)(b)(c)	10/3/24	100,000	100,000
250,001	Rescription, Inc. (a)(b)(c)	10/3/24	187,500	187,500
100,000	Revnest (a)(b)(c)	10/3/24	100,000	100,000
200,000	Serpa Cloud, Inc. (a)(b)(c)	10/3/24	200,000	100
100,000	Shadowscape, Inc. (a)(b)(c)	10/3/24	100,000	75,000
100,000	The Nonsense Company, Inc. (Pre-seed 1) (a)(b)(c)	10/3/24	100,000	100,000
			8,314,071	9,095,392

	TOTAL SIMPLE AGREEMENT FOR FUTURE EQUITY IN PRIVATE COMPANIES		13,524,477	14,276,741

See accompanying notes to financial statements.

Connetic Venture Capital Access Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

September 30, 2025

Principal Amount ($)		Coupon Rate (%)	Acquisition Date	Cost	Fair Value
	CONVERTIBLE NOTE IN PRIVATE COMPANIES — 18.8%
	Consumer Discretionary — 0.3%
100,000	Cusa Tea, Inc., due 11/14/25 (a)(b)(c)	0.00	10/3/24	$75,000	$1
250,000	UnBox The Dress, due 8/31/23 (a)(b)(d)(e)	5.00	10/3/24	125,000	125,000
				200,000	125,001
	Healthcare — 0.1%
100,000	Neopenda, PBC, due 6/22/23 (a)(b)(d)(e)	5.00	10/3/24	50,000	50,000

	Recreation Services — 0.0%*
50,000	Angler Labs, due 5/10/24 (a)(b)(c)(e)	0.00	10/3/24	—	—

	Software Technology — 18.4%
100,000	Cary Rx Inc. (a)(b)(c)(e)(g)	0.00	10/3/24	3,187,757	3,142,394
250,000	Cary Rx Inc. (a)(b)(c)(e)(g)	0.00	10/3/24	5,266,626	4,772,956
50,000	GoSite, Inc., due 11/29/26 (a)(b)(d)	12.00	10/3/24	159,848	12,500
50,000	Hatch Apps, due 11/7/21 (a)(b)(d)(e)	8.00	10/3/24	37,500	100
66,285	Healthy Roster, Inc., due 1/1/21 (a)(b)(d)(e)	8.00	10/3/24	66,285	66,285
100,000	Native Agtech, Inc., due 12/28/24 (a)(b)(d)(e)	8.00	10/3/24	100,000	75,000
250,000	Translator, Inc., due 3/29/25 (a)(b)(d)(e)	6.00	10/3/24	187,481	140,611
				9,005,497	8,209,846

	TOTAL CONVERTIBLE NOTE IN PRIVATE COMPANIES			9,255,497	8,384,847
Shares
	EXCHANGE TRADED FUNDS — 12.3%
	Large-Cap — 1.2%
902	Invesco QQQ Trust Series 1			438,877	541,534

	Mid Cap Growth — 3.8%
27,437	SPDR S&P Kensho New Economies Composite ETF			1,501,121	1,708,227

	Technology — 7.3%
5,825	Fidelity MSCI Information Technology Index ETF			1,145,355	1,293,966
68,000	Langar Global HealthTech ETF			657,391	684,277
4,593	Technology Select Sector SPDR ETF			1,160,950	1,294,583
				2,963,696	3,272,826

	TOTAL EXCHANGE TRADED FUNDS			4,903,694	5,522,587

See accompanying notes to financial statements.

Connetic Venture Capital Access Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

September 30, 2025

Shares		Acquisition Date	Cost	Fair Value
	COMMON STOCK IN PRIVATE COMPANIES — 2.1%
	Financial Services — 0.0%*
4,916	Acorns (a)(b)(c)	10/3/24	$32,458	$14,011

	Robotics — 0.1%
6,000	Nuro, Inc. (a)(b)(c)	10/3/24	48,450	33,060

	Software Technology — 2.1%
88,148	Colorcast, Inc. - Pre-Seed Series (a)(b)(c)	5/23/25	140,808	307,069
16,000	DataRobot, Inc. (a)(b)(c)	10/3/24	38,000	36,480
271,800	MASV, Inc. (a)(b)(c)	10/3/24	381,504	587,754
			560,312	931,303

	TOTAL COMMON STOCK IN PRIVATE COMPANIES		641,220	978,374

	COMMON STOCK IN PUBLIC COMPANIES — 0.0%*
	Transportation — 0.0%*
1,573	Volato Group, Inc., Class A Shares (c)	10/3/24	13,126	2,784

	TOTAL COMMON STOCK IN PUBLIC COMPANIES		13,126	2,784

	DERIVATIVE IN PUBLIC COMPANIES — 0.0%*
	Warrants — 0.0%*
269,223	Langar Holdings Inc. - Warrants (c)	4/15/25	—	—
12,500	Volato Group, Inc. - Warrants (c)	10/3/24	226	125

	TOTAL DERIVATIVE IN PUBLIC COMPANIES		226	125

See accompanying notes to financial statements.

Connetic Venture Capital Access Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

September 30, 2025

Principal Amount ($)		Coupon Rate (%)	Cost	Fair Value
	SHORT TERM INVESTMENTS — 1.2%
	Money Market Funds — 1.2%
530,571	Goldman Sachs Financial Square Government Fund, Institutional Class (f)	4.03	$530,571	$530,571

	TOTAL SHORT TERM INVESTMENTS		530,571	530,571

	TOTAL INVESTMENTS — 99.8% - (Cost $41,576,810)			44,638,724
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%			86,279
	NET ASSETS — 100.0%			$44,725,003

Inc. - Incorporated

*	Rounds down to 0.0%

(a)	Restricted security.(Cumulative total of $38,582,657, which represents 86% of the Fund)

(b)	Level 3 securities fair valued using significant unobservable inputs.

(c)	Non-Income Producing. As it pertains to preferred stock held by the Fund, there are no stated dividend rates.

(d)	PIK denotes that all or a portion of the income is paid in-kind in the form of additional principal.

(e)	Convertible note is currently in default. Adviser has elected to not remedy as of September 30, 2025.

(f)	Rate disclosed represents the seven day yield as of September 30, 2025.

(g)	Broad industry sectors used for financial reporting.

See accompanying notes to financial statements.

Connetic Venture Capital Access Fund

Statement of Assets and Liabilities (Unaudited)

September 30, 2025

ASSETS
Investments, at value (Cost $41,576,810)	$44,638,724
Receivable for securities sold	27,412
Receivable for fund shares sold	150
Dividends and interest receivable	177,858
Prepaid expenses and other assets	61,987
TOTAL ASSETS	44,906,131

LIABILITIES
Accrued investment advisory fees	55,461
Accrued fund administration, fund accounting, and transfer agency fees	824
Accrued audit fees	67,716
Accrued shareholder service fee	30,716
Other accrued expenses and liabilities	26,411
TOTAL LIABILITIES	181,128

NET ASSETS	$44,725,003

NET ASSETS CONSIST OF:
Paid-in capital	42,739,413
Distributable earnings	1,985,590
NET ASSETS	$44,725,003

Net Asset Value Per Share:
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,287,434
Net asset value (Net Assets ÷ Shares Outstanding), and redemption price per share	$10.43

See accompanying notes to financial statements.

Connetic Venture Capital Access Fund

Statement of Operations (Unaudited)

For the Period Ended September 30, 2025

INVESTMENT INCOME
Interest income	$25,973
Dividend income	8,026
TOTAL INVESTMENT INCOME	33,999

EXPENSES
Advisory fees	396,513
Shareholder servicing fees	31,304
Professional fees	111,039
Registration fees	6,405
Trustees’ fees and expenses	20,444
Fund administration and accounting fees	35,096
Transfer agency fees	6,034
Compliance officer fees	15,542
Insurance expense	11,762
Printing and postage expenses	4,761
Custodian fees	9,258
Miscellaneous expenses	24,092
TOTAL EXPENSES	672,250
Advisory fees waived (1)	(90,117)
NET EXPENSES	582,133

NET INVESTMENT LOSS	$(548,134)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized loss on investments	(535,610)
Net change in unrealized appreciation on investments	2,445,324
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,909,714

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,361,580

(1)	Advisory fees waived are subject to recoupment (Note 3).

See accompanying notes to financial statements.

Connetic Venture Capital Access Fund

Statement of Changes in Net Assets (Unaudited)

For the Period Ended September 30, 2025

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025 (1)
FROM OPERATIONS
Net investment loss	$(548,134)	$—
Net realized loss from investments	(535,610)	(921)
Net change in unrealized appreciation on investments	2,445,324	616,587
Net increase in net assets resulting from operations	1,361,580	615,666

SHARES OF BENEFICIAL INTEREST
Proceeds from conversion (2)	—	37,044,976
Proceeds from shares sold	5,614,830	1,028,411
Payments for shares redeemed (3)	(827,442)	(113,019)
Net increase in net assets from shares of beneficial interest	4,787,389	37,960,368

TOTAL INCREASE IN NET ASSETS	6,148,969	38,576,034

NET ASSETS
Beginning of period	38,576,034	—
End of period	$44,725,003	$38,576,034

SHARE ACTIVITY
Shares sold from conversion (2)	—	3,704,498
Shares sold	551,260	124,463
Shares redeemed	(81,597)	(11,190)
Net increase in shares of beneficial interesting outstanding	469,663	3,817,771

SHARES OUTSTANDING
Beginning of period	3,817,771	—
End of period	4,287,434	3,817,771

(1)	The period is from October 3, 2024 (Commencement of Operations) to March 31, 2025.

(2)	The Fund completed its tax-free reorganization with 908 Investments LLC, a private predecessor fund (Note 1).

(3)	Net of redemption fee received of $8,344 respectively .

See accompanying notes to financial statements.

Connetic Venture Capital Access Fund

Statement of Cash Flows (Unaudited)

For the Period Ended September 30, 2025

Cash Flows from Operating Activities:
Net Increase in Net Assets from Operations	$1,361,580
Reconciliation of Net Increase in Net Assets Resulting from Operations to Net Cash from Operating Activities:
Purchases of investments	(18,663,524)
Proceeds from sale and maturities of investments	14,403,768
Increase in interest and dividend receivable	22,275
Increase in prepaid expenses	(28,953)
Increase in accrued expenses and other payables	27,180
Net realized loss on investments	535,610
Net change in unrealized (appreciation) depreciation on investments	(2,445,324)
Net cash provided by (used in) operating activities	$(4,787,388)

Cash Flows from Financing Activities:
Proceeds from fund shares sold	$5,614,830
Payments for shares redeemed	(827,442)
Net cash provided by financing activities	$4,787,388

Net increase (decrease) in Cash	$—
Cash at beginning of period	—
Cash at end of period	$—

See accompanying notes to financial statements.

Connetic Venture Capital Access Fund

Financial Highlights

For a share outstanding during the fiscal period presented

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025 (1)
Net asset value, beginning of period	$10.10	$10.00

From investment operations:
Net investment loss (2)	(0.14)	—
Net realized and unrealized gain on investments	0.47	0.10
Net increase in net assets	0.33	0.10

Net Asset Value, end of period	$10.43	$10.10

Total Return (3)	3.27%	1.00%

Net Asset Value, end of period (000s)	$44,725	$38,576

Ratios of:
Gross expenses to average net assets (4)(5)	3.24%	3.72%
Net expenses to average net assets (4)(5)	2.80%	2.80%
Net investment loss to average net assets (4)	(2.64)%	0.00%

Portfolio turnover rate (3)	13.80%	8.79%

(1)	For a share outstanding during the initial period from October 3, 2024 (Commencement of Operations) through March 31, 2025.

(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the period.

(3)	Not annualized for periods less than 12 months.

(4)	Annualized for periods less than 12 months.

(5)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

See accompanying notes to financial statements.

Connetic Venture Capital Access Fund

Notes to the Financial Statements (Unaudited)

September 30, 2025

(1)	Organization

The Connetic Venture Capital Access Fund (the “Fund”) was organized as a Delaware statutory trust (the “Trust”) on September 11, 2023, and commenced operations on October 3, 2024. The Trust is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as a diversified, closed-end management investment company. The Fund operates as an “interval fund” and is making a continuous offering of its shares of beneficial interest (“Shares”). The Fund acquired all of the assets and liabilities of 908 Investments LLC (the “Predecessor Fund”), a private fund that merged into the Fund, in a tax-free reorganization on October 3, 2024 (the “Reorganization”). In connection with the Reorganization, interests in the Predecessor Fund were exchanged for Class I Shares of the Fund. The Fund is authorized to issue an unlimited number of shares. Each share of the Fund represents an equal proportionate interest in the assets of the Fund with each other share in the Fund.

The Fund’s investment objective is to generate long-term capital appreciation primarily through an actively managed portfolio that exposes investors to private, venture capital investments. Under normal circumstances, the Fund intends to invest at least 80% of its assets (net assets plus borrowings for investment purposes) in securities that provide exposure to private, venture capital investments. The Fund will seek to achieve its investment objective through investing primarily in equity securities (e.g., common stock, preferred stock, and securities convertible into equity securities) of private, venture capital investments in operating growth companies (“Portfolio Companies”).

Connetic RIA LLC, an investment adviser registered under the Investment Advisers Act of 1940 (the “Advisers Act”), as amended, serves as the Fund’s investment adviser (the “Adviser”). The Fund’s Board of Trustees (the “Board” or “Board of Trustees”) has the overall responsibility for the management and supervision of the business operations of the Fund.

(2)	Significant Accounting Policies

The price of the Fund’s Shares is based on its net asset value (“NAV”). The NAV per Share equals the total value of the Fund’s assets as of the applicable Business Day, less its liabilities (including accrued fees and expenses), divided by the number of its outstanding Shares.

The Fund will generally calculate its NAV as of the close of regular trading (4:00 p.m. Eastern Time) on the New York Stock Exchange (the “NYSE”) each day the NYSE is open (each, a “Business Day”). Although the Fund will typically determine its NAV on each Business Day, the Fund’s calculation of its NAV is subject to valuation risk.

Basis of Presentation and Use of Estimates — The Fund is an investment company and as a result, maintains its accounting records and has presented these financial statements in accordance with the reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”). The policies are in conformity with generally accepted accounting principles (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Income Recognition and Expenses — Interest income is recognized on an accrual basis as earned. Dividend income is recorded on the ex-dividend date. Expenses are recognized on an accrual basis as incurred. The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; marketing expenses; and expenses of meetings of the Board. Expenses are subject to the Fund’s Expense Limitation Agreement.

Investment Transactions — Investment transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the identified cost basis for publicly traded investments and private investments for both financial statement and federal income tax purposes.

Connetic Venture Capital Access Fund
Notes to the Financial Statements (Unaudited)(Continued)

September 30, 2025

(2)	Significant Accounting Policies (Continued)

Federal Income Taxes — The Fund has elected to be treated as a regulated investment company (“RIC”) under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will be subject to tax on any income or gain it does not distribute. The Fund will substantially distribute all of its income and gain on a timely basis and meet the other quarterly compliance requirements to maintain its status as a RIC.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions and concluded that no provision for unrecognized tax benefits or expenses should be recorded related to uncertain tax positions taken in the Fund’s current tax year and all open tax years.

Operating Segments — The Fund operates and is managed as a single reportable segment and the Fund makes investments in accordance with its investment objective as described in the Fund’s Prospectus. The chief operating decision maker (“CODM”) of the Fund is the Adviser. The financial information in the form of the Fund’s portfolio composition, total returns, changes in net assets and expense ratios, which are used by the CODM to assess the Fund’s performance and to make operational decisions for the Fund’s single segment, is consistent with that presented within the financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “net assets” and significant segment expenses are listed on the accompanying statement of operations.

Distributions to shareholders — Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends. Net realized capital gains are distributed to shareholders as capital gain distributions. Net investment income, if any, and net capital gains, if any, are typically distributed to shareholders at least annually. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code.

Investment Valuation

The Board has approved valuation procedures for the Fund (the “Valuation Procedures”) which are used for determining the fair value of any Fund investments for which a market quotation is not readily available. The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 under the 1940 Act and in conjunction with FASB’s ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”). The Board has designated the Adviser as the valuation designee of the Fund. As valuation designee, the Adviser performs the fair value determination relating to any and all Fund investments, subject to the conditions and oversight requirements described in the Valuation Procedures. In furtherance of its duties as valuation designee, the Adviser has formed a valuation committee (the “Valuation Committee”), to perform fair value determinations and oversee the Adviser’s day-to-day functions related to the fair valuation of the Fund’s investments. The Valuation Committee may consult with representatives from the Fund’s outside legal counsel or other third-party consultants in their discussions and deliberations.

The information available in the marketplace for such Portfolio Companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated, and difficult to confirm. Such securities are valued by the Adviser at fair value as determined pursuant to the Valuation Procedures. In determining fair value, the Adviser is required to consider all appropriate factors relevant to value and all indicators of value available to the Adviser. The determination of fair value necessarily involves judgment in evaluating this information in order to determine the price that the Fund might reasonably expect to receive for the security upon its current sale. The most relevant information may often be that information which is provided by the issuer of the securities. Given the nature, timeliness, amount, and reliability of information provided by the issuer, fair valuations may become more difficult and uncertain as such information is unavailable or becomes outdated.

Certain investments for which market quotations are not readily available or for which market quotations are deemed not to represent fair value may be valued using a market approach, an income approach, or both approaches, as appropriate. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities

Connetic Venture Capital Access Fund
Notes to the Financial Statements (Unaudited)(Continued)

September 30, 2025

(2)	Significant Accounting Policies (Continued)

(including a business). The income approach uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. In following these approaches, the types of factors that we may take into account in determining the fair value of our investments include, as relevant and among other factors: available current business data (e.g., information available through regulatory filings, press releases, news feeds and financial press), including relevant and applicable market trading and transaction comparables; applicable market yields and multiples; information provided by the company (e.g., letters to investors, financials, information provided pursuant to financial document reporting obligations); security covenants; call protection provisions; information rights; the nature and realizable value of any collateral; the portfolio company’s ability to make payments; its earnings and discounted cash flows; the markets in which the portfolio company does business; comparisons of financial ratios of peer companies that are public; M&A comparables; and enterprise values.

When determining the price for an investment to be fair valued, the Adviser is required to seek to determine the price that the Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. Fair value determinations are typically based upon all available factors that the Adviser deems relevant at the time of the determination and may be based on analytical values determined by the Adviser using proprietary or third-party valuation models.

The Fund’s financial statements, which are prepared in accordance with GAAP, follow the requirements for valuation set forth in ASC 820, which defines and establishes a framework for measuring fair value under GAAP and expands financial statement disclosure requirements relating to fair value measurements.

The three-level hierarchy for fair value measurement is defined as follows:

Level 1: Quoted prices in active markets for identical assets or liabilities, accessible at the measurement date.

Level 2: Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other observable inputs other than quoted prices.

Level 3: Unobservable inputs for the asset or liability.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the overall fair value measurement. The Adviser’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the investment.

Connetic Venture Capital Access Fund
Notes to the Financial Statements (Unaudited)(Continued)

September 30, 2025

(2)	Significant Accounting Policies (Continued)

The following is a summary of the Fund’s investments as of September 30, 2025:

Investments in Securities (a)	Level 1	Level 2	Level 3	Total
Assets
Common Stock in Private Companies	$—	$—	$978,374	$978,374
Preferred Stock in Private Companies	—	—	14,942,695	14,942,695
Simple Agreement for Future Equity in Private Companies	—	—	14,276,741	14,276,741
Convertible Note in Private Companies	—	—	8,384,847	8,384,847
Common Stock in Public Companies	2,784	—	—	2,784
Exchange Traded Funds	5,522,587	—	—	5,522,587
Derivative in Public Companies	125	—	—	125
Short-Term Investments	530,571	—	—	530,571
Total	$6,056,067	$—	$38,582,657	$44,638,724

(a)	The Fund had no Level 2 holdings as of and during the fiscal year ended September 30, 2025.

The following table presents the investment activity associated with securities that are categorized as Level 3 investments during the period ended September 30, 2025:

	Common Stock in Private Companies	Preferred Stock in Private Companies	Simple Agreement for Future Equity in Private Companies	Convertible Note in Private Companies	Total
Balance at March 31, 2025	$913,143	$12,424,011	$11,466,330	$9,151,342	$33,954,826
Purchases	—	1,324,623	2,269,999	—	3,594,622
Sales	—	—	—	—	—
Transfer into Level 3	—	—	—	—	—
Transfer out of Level 3	—	—	—	—	—
Conversion	—	200,000	(200,000)	—	—
Net Realized Gain (Loss)	—	(12,571)	(200,000)	(200,001)	(412,572)
Net Change in Unrealized Appreciation / Depreciation	65,231	1,006,632	940,412	(566,494)	1,445,781
Ending Balance at September 30, 2025	$978,374	$14,942,695	$14,276,741	$8,384,847	$38,582,657
Change in Unrealized Appreciation on Level 3 securities still held as of September 30, 2025	65,231	1,006,632	940,412	(566,494)	1,445,781

The Fund expects that it will hold a high proportion of Level 3 investments relative to its total investments, which is directly related to the Fund’s investment strategy and target investments.

Connetic Venture Capital Access Fund
Notes to the Financial Statements (Unaudited)(Continued)

September 30, 2025

(2)	Significant Accounting Policies (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to determine fair value of the Fund’s investments as of September 30, 2025:

Asset Type	Fair Value at September 30, 2025	Valuation Technique	Significant Unobservable Inputs	Impact to value if Input Increases	Range of Inputs	Weighted Average
Common Stock in Private Companies	$978,374	Market Approach	Revenue Multiple	Increase	4.81x – 6.81x	5.99
			Precedent Transactions	Increase	N/A	N/A

Preferred Stock in Private Companies	$14,942,695	Market Approach	Revenue Multiple	Increase	2.24x – 6.86x	5.38
			Precedent Transactions	Increase	N/A	N/A

Simple Agreement for Future Equity in Private Companies	$14,276,741	Market Approach	Revenue Multiple	Increase	3.08x – 6.65x	4.16
			Precedent Transactions	Increase	N/A	N/A

Convertible Note in Private Companies	$8,384,847	Market Approach	Revenue Multiple	Increase	2.75x	2.75
			Precedent Transactions	Increase	N/A	N/A

The following table presents the country where the Fund’s investments are domiciled (all investments were made in US Dollars). Fair value of investments as of September 30, 2025:

	Common Stock in Private Companies	Preferred Stock in Private Companies	Simple Agreement for Future Equity in Private Companies	Convertible Note in Private Companies	Exchange Traded Funds	Common Stock in Public Companies	Derivative in Public Companies	Total
United States	390,620	13,834,621	13,183,949	8,384,847	5,522,587	2,784	125	41,319,533
Canada	587,754	1,108,074	892,692	—	—	—	—	2,588,520
Mexico	—	—	200,100	—	—	—	—	200,100

(3)	Fees and Transactions with Related Parties and Other Agreements

The Fund has entered into an Investment Advisory Agreement with the Adviser, pursuant to which the Adviser provides general investment advisory services for the Fund. For providing these services, the Adviser receives a fee from the Fund, accrued daily and paid monthly in arrears, at an annual rate equal to 1.90% of the Fund’s average daily net assets. For the period ended September 30, 2025, the Fund incurred $396,513 in investment advisory fees.

The Adviser has entered into an expense limitation agreement (“Expense Limitation Agreement”) with the Fund, pursuant to which the Adviser has agreed to waive its investment advisory fees and/or reimburse Fund expenses to the extent necessary so that the Fund’s total annual operating expenses (excluding any taxes, interest, brokerage commissions, acquired fund fees and expenses,

Connetic Venture Capital Access Fund
Notes to the Financial Statements (Unaudited)(Continued)

September 30, 2025

(3)	Fees and Transactions with Related Parties and Other Agreements (Continued)

shareholder servicing fees, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) (“Operating Expenses”) do not exceed 2.65% of the Fund’s average daily net assets. The Expense Limitation Agreement is in effect through September 30, 2025.

The Fund has agreed to repay the Adviser for any investment advisory fees waived and/or Fund expenses the Adviser reimbursed pursuant to the Expense Limitation Agreement, provided the repayments do not cause the Fund’s Operating Expenses to exceed the expense limitation in place at the time the investment advisory fees were waived and/or the Fund expenses were reimbursed, or any expense limitation in place at the time the Fund repays the Adviser, whichever is lower. Any such repayments must be made within three years after the Adviser waived the fee or reimbursed the expense. For the period ended September 30, 2025, the Adviser waived and/or reimbursed expenses totaling $90,117 that are subject to recoupment.

The Fund has adopted a Shareholder Services Plan (the “Shareholder Services Plan”) on behalf of its Class I shares that allows it to make payments to financial intermediaries and other service providers for shareholder servicing and maintenance of shareholder accounts that are held in omnibus or networked accounts or a similar arrangement with a financial intermediary. These shareholder servicing and maintenance fees may not exceed 0.15% per year of the Fund’s average daily net assets for the Class’s shares and may not be used to pay for any services in connection with the distribution and sale of such shares. For the period ended September 30, 2025, the Fund incurred $31,304 in shareholder servicing fees.

In consideration of the services rendered by those Trustees who are not “interested persons” (as defined in Section 2(a)19 of the Investment Company Act) of the Trust (“Independent Trustees”), the Fund pays each Independent Trustee an annual retainer of $12,000. The Chair of the Audit Committee receives an additional $5,000 annually. Independent Trustees are also reimbursed by the Fund for expenses they incur relating to their services as Trustees, including travel and other expenses incurred in connection with attendance at in-person Board and Committee meetings. The Independent Trustees do not receive any other compensation from the Fund. Trustees that are interested persons are not compensated by the Fund.

Certain officers of the Fund and members of the Board are also officers of the Adviser.

Gryphon 17, LLC d/b/a Trailmark Fund Solutions, LLC serves as the Fund’s Administrator, Accounting Agent, and Transfer Agent.

Fifth Third Bank, National Association serves as the Fund’s Custodian.

Foreside Financial Services, LLC serves as the Fund’s Distributor.

FinTech Law, LLC, acts as legal counsel to the Fund.

(4)	Repurchase Offers

The Fund is an “interval fund,” a type of fund which, to provide some liquidity to Shareholders, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act, unless such offer is suspended or postponed in accordance with regulatory requirements. In connection with any given repurchase offer, the Fund expects to make quarterly repurchase offers of 5% of the Fund’s outstanding Shares at net asset value. Quarterly repurchases occur in the months of January, April, June , and October. The offer to purchase Shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). Written notification of each quarterly repurchase offer (the “Repurchase Offer Notice”) is sent to Shareholders at least 21 and not more than 42 calendar days before the repurchase request deadline (i.e., the date by which Shareholders can tender their Shares in response to a repurchase offer) (the “Repurchase Request Deadline”). The Fund expects to determine the NAV applicable to repurchases on the Repurchase Request Deadline, but it will in any case be calculated no later than the 14th calendar day (or the next business day if the 14th calendar day is not a business day) after the Repurchase Request Deadline (the “Repurchase Pricing Date”). The Fund expects to distribute payment to Shareholders between one and three business days after the Repurchase Pricing Date but it will in any case distribute

Connetic Venture Capital Access Fund
Notes to the Financial Statements (Unaudited)(Continued)

September 30, 2025

(4)	Repurchase Offers (Continued)

such payment no later than seven calendar days after such date. The Fund’s Shares are not listed on any securities exchange, and the Fund anticipates that no secondary market will develop for its Shares. Accordingly, you may not be able to sell Shares when and/or in the amount that you desire. Thus, the Shares are appropriate only as a long-term investment. In addition, the Fund’s repurchase offers may subject the Fund and Shareholders to special risks.

During the period ended September 30, 2025, the Fund completed one repurchase offer. The result of the repurchase offer is as follows:

Required Repurchase Offer
Commencement Date	March 31, 2025
Repurchase Request Deadline	April 25, 2025
Repurchase Pricing Date	April 25, 2025

Repurchase Pricing Date Net Asset Value	$10.16
Shares Repurchased	50,994
Value of Shares Repurchased	$509,754
Percentage of Shares Repurchased	1.33%

Required Repurchase Offer
Commencement Date	June 30, 2025
Repurchase Request Deadline	July 25, 2025
Repurchase Pricing Date	July 25, 2025

Repurchase Pricing Date Net Asset Value	$10.26
Shares Repurchased	30,603
Value of Shares Repurchased	$317,657
Percentage of Shares Repurchased	0.78%

(5)	Commitments and Contingencies

In the normal course of business, the Fund will enter into contracts that contain a variety of representations, provide general indemnifications, set forth termination provisions and compel the contracting parties to arbitration in the event of dispute. From time to time, the Fund may be a party to arbitration, or legal proceedings, in the ordinary course of business, including proceedings relating to the enforcement of provisions of such contracts. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that would be subject to arbitration, generally.

In the normal course of business, the Fund may enter into agreements to purchase and sell investments. Such agreements are subject to certain rights of the issuer’s and ultimately, issuer approval.

Connetic Venture Capital Access Fund
Notes to the Financial Statements (Unaudited)(Continued)

September 30, 2025

(6)	Indemnifications

The Fund indemnifies the Fund’s officers and Board of Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(7)	Federal Tax Information

The Fund has elected to be treated as a regulated investment company (“RIC”) for U.S. federal income tax purposes, and it has qualified as a RIC for U.S. federal income tax purposes. As such, the Fund generally will not be subject to U.S. federal corporate income tax, provided that it distributes all of its net taxable income and gains each year.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The Fund paid $0 in income and $0 in long-term capital gain distributions for the tax period ended March 31, 2025.

As of March 31, 2025, the tax-basis cost of investments and components of distributable earnings were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$37,853,735	$2,341,883	($1,726,217)	$615,666

Undistributed Ordinary Income	Undistributed Long- Term Capital Gains	Other Accumulated Losses	Net Unrealized Appreciation	Total Distributable Earnings
$—	$—	$—	$615,666	$615,666

For the fiscal period ended September 30, 2025, the Fund recorded the following reclassifications:

Distributable earnings	Accumulated Net Realized Gain/Loss	Paid-in Capital
$(211,864)	$—	$211,864

(8)	Diversification Status Under the Investment Company Act of 1940

As disclosed in its registration statement, the Fund has elected to operate as a diversified investment company, as defined in Section 5(b)(1) of the Investment Company Act of 1940 (the “Investment Company Act”). This classification requires that, for at least 75% of the value of the Fund’s total assets, the Fund may not invest more than 5% in the securities of a single issuer or acquire more than 10% of the voting securities of any one issuer.

On October 3, 2024, the Fund commenced operations by reorganizing with 908 Investments LLC, a private fund that held several positions exceeding the 5% asset threshold under Section 5(b)(1). These securities were transferred to the Fund during the reorganization and have been held continuously. Importantly, these investments are non-voting securities, and the Fund has not made any acquisitions that contributed to the concentration. The current concentration levels reflect legacy positions and limited asset growth during the Fund’s first operating period.

Connetic Venture Capital Access Fund
Notes to the Financial Statements (Unaudited)(Continued)

September 30, 2025

(8)	Diversification Status Under the Investment Company Act of 1940 (Continued)

As of September 30, 2025, the Fund’s portfolio did not meet the technical definition of a diversified investment company under Section 5(b)(1). The Fund intends to adjust its portfolio to meet the diversification requirements before its second fiscal year ends. If the Fund cannot do so, it will reclassify itself as a non-diversified fund by amending its registration statement and providing appropriate notice to investors.

(9)	Risk Factors

Investing in the Shares may be speculative and involve a high degree of risk, including the risks associated with venture capital investing. The following list is not intended to be a comprehensive listing of all the potential risks associated with the Fund. The Fund’s prospectus provides further details regarding the Fund’s risks and considerations.

The Fund’s investments primarily consist of securities that do not have readily determinable fair values and are valued using significant unobservable inputs (Level 3). As such, the fair value of these investments is determined using methodologies that involve substantial judgment and estimation by the Adviser and the Adviser’s Valuation Committee. These estimates are based on current available data, including comparable company metrics, market multiples, and management representations.

It is reasonably possible that changes in these estimates or assumptions could result in a material change to the fair value of such investments in the near term. The Fund’s net asset value could be materially impacted by changes in valuation inputs such as market comparables, company performance data, or liquidity events involving portfolio companies.

The Fund is subject to concentration risk as a result of its investment strategy. As of September 30, 2025, more than 85% of the Fund’s net assets were invested in Level 3 securities, including preferred stock, convertible notes, and SAFEs issued by early-stage, venture-backed private companies. These investments are heavily concentrated in the software technology and consumer discretionary sectors.

The Fund also has geographic concentration in companies domiciled in the United States and Canada, and a large portion of its portfolio is valued using similar inputs and assumptions, including revenue multiples and comparable transaction analysis.

As a result, the Fund is vulnerable to a severe near-term impact from downturns in venture capital markets, macroeconomic disruptions, or shifts in valuation trends for early-stage technology companies. Such conditions could significantly reduce the fair value of these investments and impact Fund performance and net asset value.

Non-Diversification Risk: A non-diversified fund may invest a greater proportion of its assets in the securities of a single issuer, which may increase the Fund’s exposure to issuer-specific risks and potentially result in greater volatility in the Fund’s net asset value. Additionally, continuing to identify as a diversified fund while not meeting the definition may expose the Fund to regulatory and reputational risks.

The Fund’s investment adviser and Board of Trustees are monitoring the Fund’s diversification status. They will continue to evaluate all available options to bring the Fund into compliance in a timely manner.

Connetic Venture Capital Access Fund
Notes to the Financial Statements (Unaudited)(Continued)

September 30, 2025

(10)	Subsequent Events

In preparing these financial statements, the Fund completed a quarterly repurchase offer. The result of the repurchase offer is as follows:

Required Repurchase Offer
Commencement Date	September 30, 2025
Repurchase Request Deadline	October 24, 2025
Repurchase Pricing Date	October 24, 2025

Repurchase Pricing Date Net Asset Value	$10.43
Shares Repurchased	25,000
Value of Shares Repurchased (less applicable early repurchase fees)	$264,000
Percentage of Shares Repurchased	0.58%

Connetic Venture Capital Access Fund

Additional Information (Unaudited)

As of September 30, 2025

1.	Proxy Voting Policies and Voting Records

A copy of the Adviser’s Proxy and Corporate Action Voting Policies and Procedures is included as Appendix A to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 844-434-6493, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov. You may also obtain copies without charge, upon request, by calling the Fund at 844-434-6493.

3.	Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year. The following information is provided for the Fund’s fiscal year ended March 31, 2025.

During the fiscal year ended March 31, 2025, the Fund paid $0 in income distributions and $0 in long-term capital gains distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information meeting.

4.	Trustees and Officers

A list of the Trustees and executive officers of the Trust and their principal occupation and other directorships over the last five years are shown below. Unless otherwise noted, the address of each Trustee and Officer is 910 Madison Avenue, Covington, KY 41011.

Name, Age and Address	Position held with Funds or Trust	Length of Time Served*	Principal Occupation During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Independent Trustees
David Hyland Year of Birth: 1963	Independent Trustee, Chairman	Since 1/24	Professor, Xavier University, since 2004; Director, Freedom Baseball Club, since 2019.	1	FEG Absolute Access Fund LLC and FEG Absolute Access Fund I LLC (2010 – 2023)
Anthony Schweier Year of Birth: 1962	Independent Trustee	Since 1/24	Executive Director, Single Family Office, Private Business (since June 2025); Shareholder, Clark Schaefer Hackett & Co. (business advisory and accounting firm) (1985 - June 2025).	1	None
Todd Foley Year of Birth: 1969	Independent Trustee	Since 1/24	Retired (since June 2025); Interim Chief Financial Officer (February 2024-June 2025); Group Vice President and Corporate Controller (since 2017), The Kroger Co.	1	None

Connetic Venture Capital Access Fund
Additional Information (Unaudited) (Continued)

As of September 30, 2025

4.	Statement Regarding the Basis for the Approval of the Investment Advisory Agreement (Continued)

Name, Age and Address	Position held with Funds or Trust	Length of Time Served*	Principal Occupation During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustees
Brad Zapp Year of Birth: 1977	Trustee, President, and Principal Executive Officer	Since 2/25	President and Portfolio Manager, Connetic RIA LLC (2025 – Present); Portfolio Manager, Senior Vice President, Connetic RIA LLC (2023 – 2025); Chief Financial Officer, Connetic Ventures Holdings Inc./Wendal Inc. (2015 – 2023); Executive Vice President, Wendal Inc. (2023 – Present); Chief Executive Officer, Connetic Ventures Holdings Inc/ Connetic Ventures LLC/ Wendal Inc. (2015 – 2022).	1	None

Name, Age and Address	Position held with Funds or Trust	Length of Time Served*	Principal Occupation During the Past 5 Years
Other Officers
Chris Hjelm Year of Birth: 1988	Vice President	Since 1/24	Vice President and Head of Ventures Investments (2023 – Present); Partner and Venture Investor (2019 – 2023); Principal and Head of Data (2018 – 2019), Connetic Ventures Holdings Inc.
Rob Silva Year of Birth: 1966	Treasurer and Principal Financial Officer	Since 1/24

Managing Director of Fund Administration, Trailmark Fund Solutions (2023 – Present); Managing Director of Fund Administration, Impax Asset Management LLC (2014 – 2023);Managing Director of Fund Administration, Pax Ellevate Management LLC (2014 – 2021); Assistant Treasurer Pax World Series Trust I and III 2/13-2/22

Danielle Kulp Year of Birth: 1981	Secretary	Since 7/25 and from 1/24 through 9/24

Director of Legal Administration, Fintech Law, LLC (2023 – Present), Senior Consultant, Fund Governance Solutions, The Northern Trust Company (2022 - 2023); Paralegal, Strauss Troy Co., LPA (2020 - 2022); Paralegal, Practus, LLP (2019 - 2020).

Lauren Huizenga Year of Birth: 1987	Assistant Secretary	Since 1/24

General Counsel, Senior Vice President, and Corporate Secretary, Wendal Inc. (2023 – Present); Owner and Manager, Built In Properties, LLC (2017 – Present); Assistant General Counsel, Orange Grove Bio LLC (2021 – 2023); Senior Corporate Counsel, NTT Data Business Solutions (2017 – 2021).

Matthew Swendiman Year of Birth: 1973	Chief Compliance Officer	Since 11/25

President and Chief Executive Officer, Key Bridge Compliance, LLC (2019 – Present); President and Chief Executive Officer, JCM Financial Services Consulting, LLC (2018-Present); Chairman and Co-Founder, F/m Investments, LLC (2019-2023); President, F/m Funds (2022-2023).

Brandon Byrd Year of Birth: 1981	Anti-Money Laundering Compliance Officer	Since 1/24	Managing Director of Trailmark Fund Solutions, LLC (2022-Present); Director of Transfer Agency, M3Sixty Administration, LLC (2001-2021).

*	The term of office for each Trustee and officer listed above will continue indefinitely.

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 844-434-6493.

Connetic Venture Capital Access Fund

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Gryphon 17, LLC d/b/a Trailmark Fund Solutions, LLC 3000 Auburn Drive Suite 410 Beachwood, Ohio 44122	Connetic RIA LLC 910 Madison Avenue Covington, Kentucky 41011

Telephone:	Telephone:
844-434-6493	859-360-1689

World Wide Web @:	World Wide Web @:
Trailmark.us	Conneticventures.com

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one member who qualifies as an audit committee financial expert, as that term is defined under Item 3(b) of Form N-CSR, serving on its audit committee. As of the date of this report, the registrant’s audit committee financial expert is Mr. Tony Schweier. Mr. Schweier is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Schedule of Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 1(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable for semi-annual report.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act(17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

There were no purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by this report.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Not applicable for semi-annual report.
(a)	(2) Not applicable.
(a)	(3) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.
(a)	(4) Not applicable.
(a)	(5) Not applicable.
(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.
(c)	Not applicable for semi-annual report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Connetic Venture Capital Access Fund

By:	/s/ Brad Zapp
Name:	Brad Zapp
Title:	Principal Executive Officer
Date:	December 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brad Zapp
Name:	Brad Zapp
Title:	Principal Executive Officer
Date:	December 8, 2025

By:	/s/ Rob Silva
Name:	Rob Silva
Title:	Principal Financial Officer
Date:	December 8, 2025